Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.49%
Aerospace & Defense–1.99%
Howmet Aerospace, Inc.	101,053	$6,915,057
Huntington Ingalls Industries, Inc.	26,419	7,700,346
		14,615,403
Air Freight & Logistics–1.35%
United Parcel Service, Inc., Class B	66,429	9,873,342
Application Software–1.77%
Autodesk, Inc.(b)	28,315	7,373,792
Tyler Technologies, Inc.(b)(c)	13,087	5,562,106
		12,935,898
Asset Management & Custody Banks–1.48%
BlackRock, Inc.	13,041	10,872,282
Automobile Manufacturers–0.41%
Tesla, Inc.(b)	17,201	3,023,764
Automotive Parts & Equipment–1.06%
Aptiv PLC(b)	97,471	7,763,565
Biotechnology–0.68%
Gilead Sciences, Inc.	68,422	5,011,912
Broadline Retail–5.09%
Amazon.com, Inc.(b)	206,654	37,276,249
Building Products–0.83%
Johnson Controls International PLC	92,928	6,070,057
Communications Equipment–0.96%
Motorola Solutions, Inc.	19,853	7,047,418
Construction Materials–0.95%
CRH PLC	81,057	6,991,977
Consumer Finance–1.54%
American Express Co.	49,529	11,277,258
Consumer Staples Merchandise Retail–1.38%
Walmart, Inc.	168,516	10,139,608
Distillers & Vintners–1.19%
Constellation Brands, Inc., Class A	32,071	8,715,615
Distributors–0.98%
LKQ Corp.	134,839	7,201,751
Diversified Banks–2.85%
JPMorgan Chase & Co.	104,435	20,918,330
Diversified Financial Services–0.66%
Equitable Holdings, Inc.	127,297	4,838,559
Electrical Components & Equipment–2.67%
Emerson Electric Co.	93,693	10,626,660
Hubbell, Inc.	21,479	8,914,858
		19,541,518
Shares		Value
Fertilizers & Agricultural Chemicals–0.82%
Mosaic Co. (The)	186,168	$6,043,013
Health Care Equipment–2.59%
Boston Scientific Corp.(b)	118,574	8,121,133
Zimmer Biomet Holdings, Inc.	82,367	10,870,797
		18,991,930
Health Care Facilities–1.28%
HCA Healthcare, Inc.	28,121	9,379,197
Home Improvement Retail–1.62%
Lowe’s Cos., Inc.	46,669	11,887,994
Hotels, Resorts & Cruise Lines–1.32%
Royal Caribbean Cruises Ltd.(b)	30,867	4,290,822
Wyndham Hotels & Resorts, Inc.	69,732	5,351,931
		9,642,753
Household Products–2.02%
Procter & Gamble Co. (The)	91,088	14,779,028
Human Resource & Employment Services–0.96%
Paylocity Holding Corp.(b)(c)	40,726	6,999,170
Industrial REITs–1.55%
Prologis, Inc.(c)	87,416	11,383,312
Insurance Brokers–1.21%
Arthur J. Gallagher & Co.	35,559	8,891,172
Integrated Oil & Gas–1.93%
Chevron Corp.	89,632	14,138,552
Integrated Telecommunication Services–1.64%
Verizon Communications, Inc.	286,431	12,018,645
Interactive Media & Services–6.25%
Alphabet, Inc., Class A(b)	155,354	23,447,579
Meta Platforms, Inc., Class A	46,125	22,397,378
		45,844,957
Investment Banking & Brokerage–2.90%
Charles Schwab Corp. (The)	129,680	9,381,051
Morgan Stanley	74,443	7,009,553
Raymond James Financial, Inc.(c)	37,831	4,858,257
		21,248,861
IT Consulting & Other Services–0.62%
Amdocs Ltd.	50,261	4,542,087
Life Sciences Tools & Services–2.11%
Danaher Corp.	35,702	8,915,504
Lonza Group AG (Switzerland)	10,995	6,570,593
		15,486,097
Managed Health Care–1.36%
UnitedHealth Group, Inc.	20,086	9,936,544
Movies & Entertainment–1.26%
Walt Disney Co. (The)	75,645	9,255,922

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Multi-Family Residential REITs–0.84%
Mid-America Apartment Communities, Inc.	47,009	$6,185,444
Multi-line Insurance–1.39%
American International Group, Inc.	130,394	10,192,899
Multi-Utilities–1.64%
Ameren Corp.	86,147	6,371,432
WEC Energy Group, Inc.	68,746	5,645,422
		12,016,854
Oil & Gas Exploration & Production–2.06%
APA Corp.(c)	173,511	5,965,308
Marathon Oil Corp.	321,758	9,118,622
		15,083,930
Personal Care Products–0.49%
BellRing Brands, Inc.(b)	60,776	3,587,607
Pharmaceuticals–2.70%
Eli Lilly and Co.	18,900	14,703,444
Pfizer, Inc.(c)	184,264	5,113,326
		19,816,770
Property & Casualty Insurance–0.98%
Hartford Financial Services Group, Inc. (The)	69,996	7,213,088
Regional Banks–1.06%
M&T Bank Corp.	53,194	7,736,535
Restaurants–1.24%
McDonald’s Corp.	32,252	9,093,451
Semiconductor Materials & Equipment–1.35%
Applied Materials, Inc.	47,932	9,885,016
Semiconductors–8.13%
Broadcom, Inc.	4,352	5,768,184
NVIDIA Corp.	50,589	45,710,197
Texas Instruments, Inc.(c)	46,509	8,102,333
		59,580,714
Specialty Chemicals–0.88%
PPG Industries, Inc.	44,615	6,464,713
Systems Software–8.87%
GitLab, Inc., Class A(b)	63,233	3,687,749
Microsoft Corp.	145,863	61,367,481
		65,055,230
Shares		Value
Technology Hardware, Storage & Peripherals–5.09%
Apple, Inc.	178,804	$30,661,310
Dell Technologies, Inc., Class C	58,566	6,682,966
		37,344,276
Timber REITs–0.56%
Weyerhaeuser Co.	113,279	4,067,849
Tobacco–1.19%
Philip Morris International, Inc. (Switzerland)	95,003	8,704,175
Trading Companies & Distributors–0.67%
Air Lease Corp., Class A(c)	95,027	4,888,189
Transaction & Payment Processing Services–1.07%
Fiserv, Inc.(b)	48,917	7,817,915
Total Common Stocks & Other Equity Interests (Cost $500,705,779)		729,318,395
Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	235,678	235,678
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	168,829	168,896
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	269,346	269,346
Total Money Market Funds (Cost $673,851)		673,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $501,379,630)		729,992,315
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.50%
Invesco Private Government Fund, 7.57%(d)(e)(f)	14,800,683	14,800,683
Invesco Private Prime Fund, 5.49%(d)(e)(f)	25,526,467	25,539,230
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,339,913)		40,339,913
TOTAL INVESTMENTS IN SECURITIES–105.08% (Cost $541,719,543)		770,332,228
OTHER ASSETS LESS LIABILITIES—(5.08)%		(37,220,571)
NET ASSETS–100.00%		$733,111,657
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,887,654	$7,398,827	$(12,050,803)	$-	$-	$235,678	$38,525
Invesco Liquid Assets Portfolio, Institutional Class	3,492,363	5,284,876	(8,607,717)	(760)	134	168,896	28,415
Invesco Treasury Portfolio, Institutional Class	5,585,890	8,455,802	(13,772,346)	-	-	269,346	43,926
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,408,189	99,068,996	(94,676,502)	-	-	14,800,683	138,025*
Invesco Private Prime Fund	29,325,307	173,495,092	(177,271,163)	(1,748)	(8,258)	25,539,230	363,217*
Total	$53,699,403	$293,703,593	$(306,378,531)	$(2,508)	$(8,124)	$41,013,833	$612,108

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$722,747,802	$6,570,593	$—	$729,318,395
Money Market Funds	673,920	40,339,913	—	41,013,833
Total Investments	$723,421,722	$46,910,506	$—	$770,332,228
Invesco V.I. Core Equity Fund